GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 21 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Payroll and related expenses	3,880	3,311	1,082
Share-based payments	1,231	1,054	773
Professional services	1,461	2,246	1,391
Office-related expenses	547	567	300
Other	387	847	302
	7,506	8,025	3,848